Goodwill - Schedule of Reconciliation of Changes in Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	$ 2,184.3
Goodwill, end of the year	2,346.4	$ 2,184.3
Gross
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	2,362.3	1,851.8
Acquisitions	64.7	532.8
Impact of foreign exchange	97.4	(22.3)
Goodwill, end of the year	2,524.4	2,362.3
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	(178.0)
Goodwill, end of the year	$ (178.0)	$ (178.0)